EFMT DEPOSITOR LLC ABS-15G

EXHIBIT 99.17

Report Pulled:	4/2/2024
Loan Count:	399

Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	41	10.28%
Appraised Value	6	1.50%
CLTV	5	1.25%
Debt Service Coverage Ratio	278	69.67%
Loan Purpose	8	2.01%
LTV	5	1.25%
Original Qualifying FICO Score	8	2.01%
Origination/Note Date	60	15.04%
Originator Back-End DTI	88	22.06%
Property Type	15	3.76%